STOCK CAPITAL (Details 1) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Mar. 31, 2013	Dec. 31, 2012
Number of warrants issued		4,000,000	981,666
Exercised		0	1,182,606
Forfeited		0	13,784
Outstanding			4,837,500
Exercise Price	$ 0.348		$ 0.5
Warrants Exercisable			3,848,609
Exercisable through			Nov 2013 - Oct 2019
Number Of Warrants Issued Total		95,061,785	94,228,451
Warrant Exercised Total		16,468,540	16,468,540
Warrant Forfeited Total		14,586,794	14,586,794
Warrants Outstanding Total		64,006,451	63,173,117
Warrants Exercisable Total		63,003,673	62,162,006
Issuance Date Nov - Dec 2004 [Member]
Number of warrants issued		14,600,845	14,600,845
Exercised		14,396,010	14,396,010
Forfeited		204,835	204,835
Outstanding		0	0
Warrants Exercisable		0	0
Exercisable through		0	0
Issuance Date Feb - Dec 2005 [Member]
Number of warrants issued		3,058,471	3,058,471
Exercised		173,000	173,000
Forfeited		2,548,308	2,548,308
Outstanding		337,163	337,163
Warrants Exercisable		337,163	337,163
Exercisable through		Jun - Dec 2015	Jun - Dec 2015
Issuance Date Feb - Dec 2006 [Member]
Number of warrants issued		1,686,355	1,686,355
Exercised		727,696	727,696
Forfeited		478,659	478,659
Outstanding		480,000	480,000
Warrants Exercisable		480,000	480,000
Exercisable through		Feb - May 2016	Feb - May 2016
Issuance Date Mar 2007 [Member]
Number of warrants issued		14,803,300	14,803,300
Exercised		0	0
Forfeited		1,003,300	1,003,300
Outstanding		13,800,000	13,800,000
Warrants Exercisable		13,800,000	13,800,000
Exercisable through		Nov 2013 Oct 2017	Nov 2013 - Oct 2017
Issuance Date Apr 2008 [Member]
Number of warrants issued		9,175,000	9,175,000
Exercised		0	0
Forfeited		0	0
Outstanding		9,175,000	9,175,000
Warrants Exercisable		9,175,000	9,175,000
Exercisable through		Nov 2013 Sep 2018	Nov 2013 - Sep 2018
Issuance Date Apr - Oct 2009 [Member]
Number of warrants issued		4,937,500	4,937,500
Exercised		100,000	100,000
Forfeited		0	0
Outstanding		4,837,500	4,837,500
Warrants Exercisable		4,837,500	4,837,500
Exercisable through		Nov 2013 Oct 2019	Nov 2013 - Oct 2019
Issuance Date Jan 2010 [Member]
Number of warrants issued		1,250,000	1,250,000
Exercised		0	0
Forfeited		1,250,000	1,250,000
Outstanding		0	0
Exercise Price		0.5	$ 0.5
Warrants Exercisable		0	0
Exercisable through		0	0
Issuance Date Feb 2010 [Member]
Number of warrants issued		125,000	125,000
Exercised		125,000	125,000
Forfeited		0	0
Outstanding		0	0
Exercise Price		0.01	$ 0.01
Warrants Exercisable		0	0
Exercisable through		0	0
Issuance Date Feb 2010 One [Member]
Number of warrants issued		3,000,000	3,000,000
Exercised		0	0
Forfeited		3,000,000	3,000,000
Outstanding		0	0
Exercise Price		0.5	$ 0.5
Warrants Exercisable		0	0
Exercisable through		0	0
Issuance Date Feb 2010 Two [Member]
Number of warrants issued		1,500,000	1,500,000
Exercised		0	0
Forfeited		0	0
Outstanding		1,500,000	1,500,000
Exercise Price			$ 0
Warrants Exercisable		500,000	500,000
Exercisable through		Feb-20	Feb 2020
Issuance Date Apr 2010 [Member]
Number of warrants issued		33,334	33,334
Exercised		0	0
Forfeited		0	0
Outstanding		33,334	33,334
Exercise Price		0.00005	$ 0.00005
Warrants Exercisable		33,334	33,334
Exercisable through		Apr-20	Apr 2020
Issuance Date Jan 2011 [Member]
Number of warrants issued		4,537,500	4,537,500
Exercised		0	0
Forfeited		0	0
Outstanding		4,537,500	4,537,500
Exercise Price		0.29	$ 0.29
Warrants Exercisable		4,537,500	4,537,500
Exercisable through		Nov-13	Nov 2013
Issuance Date Feb 2011 [Member]
Number of warrants issued		641,026	641,026
Exercised		0	0
Forfeited		641,026	641,026
Outstanding		0	0
Exercise Price		0.39	$ 0.39
Warrants Exercisable		0	0
Exercisable through		0	0
Issuance Date Feb 2011 One [Member]
Number of warrants issued		6,407,500	6,407,500
Exercised		946,834	946,834
Forfeited		5,460,666	5,460,666
Outstanding		0	0
Exercise Price		0.28	$ 0.28
Warrants Exercisable		0	0
Exercisable through		0	0
Issuance Date Feb 2011 Two [Member]
Number of warrants issued		12,815,000	12,815,000
Exercised		0	0
Forfeited		0	0
Outstanding		12,815,000	12,815,000
Exercise Price		0.5	$ 0.5
Warrants Exercisable		12,815,000	12,815,000
Exercisable through		Feb-13	Feb 2013
Issuance Date Apr 2011 [Member]
Number of warrants issued		33,334	33,334
Exercised		0	0
Forfeited		0	0
Outstanding		33,334	33,334
Exercise Price		0.01	$ 0.01
Warrants Exercisable		33,334	33,334
Exercisable through		Apr-21	Apr 2021
Issuance Date April 2012 [Member]
Number of warrants issued		33,334	33,334
Exercised		0	0
Forfeited		0	0
Outstanding		33,334	33,334
Exercise Price		0.01	$ 0.01
Warrants Exercisable		30,556	22,223
Exercisable through		Apr-22	Apr-2022
Issuance Date July 2012 [Member]
Number of warrants issued		493,966	493,966
Exercised		0	0
Forfeited		0	0
Outstanding		493,966	493,966
Exercise Price		0.348	$ 0.348
Warrants Exercisable		493,966	493,966
Exercisable through		Jul-14	Jul 2014
Issuance Date July 2012 One [Member]
Number of warrants issued		232,758	232,758
Exercised		0	0
Forfeited		0	0
Outstanding		232,758	232,758
Exercise Price		0.29	$ 0.29
Warrants Exercisable		232,758	232,758
Exercisable through		Jan-15	Jan 2015
Issuance Date July 2012 Two [Member]
Number of warrants issued		14,864,228	14,864,228
Exercised		0	0
Forfeited		0	0
Outstanding		14,864,228	14,864,228
Exercise Price		0.29	$ 0.29
Warrants Exercisable		14,864,228	14,864,228
Exercisable through		Jan-15	Jan 2015
Issuance Date Feb 2013 [Member]
Number of warrants issued		833,334
Exercised		0
Forfeited		0
Outstanding		833,334
Exercise Price		0.5
Warrants Exercisable		833,334
Exercisable through		Oct-15
Minimum [Member] | Issuance Date Nov - Dec 2004 [Member]
Exercise Price		0.00005	$ 0.00005
Minimum [Member] | Issuance Date Feb - Dec 2005 [Member]
Exercise Price		0.15	$ 0.15
Minimum [Member] | Issuance Date Feb - Dec 2006 [Member]
Exercise Price		0.005	$ 0.005
Minimum [Member] | Issuance Date Mar 2007 [Member]
Exercise Price		0.15	$ 0.15
Minimum [Member] | Issuance Date Apr 2008 [Member]
Exercise Price		0.15	$ 0.15
Minimum [Member] | Issuance Date Apr - Oct 2009 [Member]
Exercise Price		0.067	$ 0.067
Maximum [Member] | Issuance Date Nov - Dec 2004 [Member]
Exercise Price		0.01	$ 0.01
Maximum [Member] | Issuance Date Feb - Dec 2005 [Member]
Exercise Price		2.5	$ 2.5
Maximum [Member] | Issuance Date Feb - Dec 2006 [Member]
Exercise Price		1.5	$ 1.5
Maximum [Member] | Issuance Date Mar 2007 [Member]
Exercise Price		0.47	$ 0.47
Maximum [Member] | Issuance Date Apr 2008 [Member]
Exercise Price		0.29	$ 0.29
Maximum [Member] | Issuance Date Apr - Oct 2009 [Member]
Exercise Price		0.29	$ 0.29